Related Parties - AUD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Related Parties

25 Related Parties

(a) The Company’s main related parties are as follows:

Key management personnel — refer to Note 20.

Other related parties include close family members of key management personnel and entities that are controlled or significantly influenced by those key management personnel or their close family members and American Physicians, LLC, shareholders from the Sponsor of EDOC.

(b) Transactions with related parties

The following transactions occurred with related parties:

	Purchases of Seed for the Year Ended 30 June 2025	Purchases of Oils for the Year Ended 30 June 2025	Sales of Meals for the Year Ended 30 June 2025	Other Sales for the Year Ended 30 June 2025	Management Fee for the Year Ended 30 June 2025	Lease for the Year Ended 30 June 2025
	AUD$	AUD$	AUD$	AUD$	AUD$	AUD$
Related parties
Energreen Nutrition Australia Pty Ltd.	14,376,490	761,925	5,818,454	217,909	357,000	21,351
Soon Soon Oilmills Sdn Bhd. *	-	699,200	-	-	-	-
Sunmania Pty Ltd.	-	-	-	32,868	-	77,000

	Purchases of Seed for the Year Ended 30 June 2024	Sales of Meals for the Year Ended 30 June 2024	Management Fee for the Year Ended 30 June 2024
	AUD$	AUD$	AUD$
Related parties
Energreen Nutrition Australia Pty Ltd.	12,651,382	4,838,204	312,000
Soon Soon Oilmills Sdn Bhd. *	-	2,234	-
Sunmania Pty Ltd.	104,000	-	-

*	Gary Seaton has a 20% share of Soon Soon Oilmills Sdn Bhd.

	Purchases of Seed for the Year Ended 30 June 2023	Sales of Meals for the Year Ended 30 June 2023	Management Fee for the Year Ended 30 June 2023
	AUD$	AUD$	AUD$
Related parties
Energreen Nutrition Australia Pty Ltd.	13,942,332	1,693,451	312,000
Good Earths Oils	-	3,390,714	-
Sunmania Pty Ltd.	104,000	-	-

(c) Loans to/from related parties

The current loans are payable on demand and the non-current loans have a maturity date which is more than 12 months from the date of 30 June 2025.

	Balance
	as of 30 June 2025
	Current	Non-current	Total principal
	AUD$	AUD$	AUD$
Related party loans payable
Energreen Nutrition Australia Pty Ltd. Loan	5,728,571	588,688	6,317,259
CQ Oilseeds Pty Ltd. loan	-	59,371	59,371
Sunmania Pty Ltd loan	152,000	40,000	192,000
Total related party loans payable	5,880,571	688,059	6,568,630

Energreen Nutrition- Related party loan receivable (Note 5)	633,733	-	633,733

Trade payable (related party) (Note-10)
Energreen Nutrition Australia Pty Ltd.	5,563,563	-	5,563,563
Soon Soon Oilmills	153,105	-	153,105
Sunmania Pty Ltd	38,500	-	38,500
Total trade payable due to related parties (Note-10)	5,755,168	-	5,755,168

Trade receivable (related party) (Note-5)
Energreen Nutrition	30,040	-	30,040
Sunmania Pty Ltd	14,346	-	14,346
Total trade receivable due from related parties (Note-5)	44,386	-	44,386

The current loans are payable on demand and the non-current loans have a maturity date which is more than 12 months from the date of 30 June 2024.

	Balance
	as of 30 June 2024
	Current	Non-current	Total
	AUD$	AUD$	AUD$
Related party loans payable
Energreen Nutrition Australia Pty Ltd. Loan	3,863,250	-	3,863,250
JSKS Enterprises Pty Ltd. Loan	100,925	4,431,136	4,532,061
CQ Oilseeds Pty Ltd. loan		59,371	59,371
Sunmania Pty Ltd loan	152,000	40,000	192,000
Less: Origin Food loan receivable	(4,514)	-	(4,514)
Total related party loans payable	4,111,661	4,530,507	8,642,168

Energreen Nutrition Australia Pty Ltd. accounts payable (Note-10)	589,166	-	589,166

	Balance
	as of 30 June 2023
	Current	Non-current	Total
	AUD$	AUD$	AUD$
Due to related parties
Energreen Nutrition Australia Pty Ltd. Loan	1,948,630	-	1,948,630
Good Earth Oils Pty Ltd. Loan	200,000	-	200,000
JSKS Enterprises Pty Ltd. Loan	980,005	2,853,929	3,833,934
CQ Oilseeds Pty Ltd. loan	59,371	-	59,371
Sunmania Pty Ltd loan	-	20,000	20,000
Total due to related parties	3,188,006	2,873,929	6,061,935

Trade payable (related party) (Note-10)
Good Earth Oils Pty Ltd. Accounts payable	525,000	-	525,000
Energreen Nutrition Australia Pty Ltd. accounts payable	4,411,423	-	4,411,423
Total trade payable due to related parties (Note-10)	4,936,423	-	4,936,423

Due from related parties
Good Earth Oils Pty Ltd. accounts receivable (Note-5)	1,226,945	-	1,226,945

During the year ended June 30, 2025 the related party loan amounting to AUD 4,998,512 owed to JSKS Enterprises Pty Ltd., which is the trustee of Gary Seaton Family Trust, was converted into equity shares.

For the years ended June 30, 2024 and 2023 a related party loan is owed to JSKS Enterprises Pty Ltd., which is the trustee of Gary Seaton Family Trust, and interest rate charge is 6% per annum. to be repaid within 12 months after the year end, and the remaining principal shall be repaid more than 12 months after the year end.

For the years ended June 30, 2025, 2024, and 2023 a related party loan is owed to Energreen Nutrition Australia Pty Ltd., which is controlled by Gary Seaton, and interest rate charge is 6% per annum and expected to be repaid in full within 12 months after the year end.

For the years ended June 30, 2025, 2024, and 2023 the remaining related party loan relates to an interest free loan owed to CQ Oilseeds Pty Ltd.

(d) Promissory Notes

	American Physicians LLC
	Promissory notes
	Current	Non-current	Total principal
	AUD$	AUD$	AUD$
Balance as on 30th June 2025[1]	1,538,322		1,538,322
Balance as on 30th June 2024[2]	968,216	273,676	1,241,892
Balance as on 30th June 2023	-	-	-

(1)	Includes $74,892 of accrued interest.
(2)	Includes $24,964 of accrued interest.

On March 21, 2024, the Company issued two promissory notes in the principal amounts of USD$450,000 (the “First Promissory Note”) and USD$500,000 (the “Second Promissory Note”) to American Physicians, LLC.

The First Promissory Note accrues interest on the principal outstanding from time to time at a rate per annum equal to term SOFR for the interest period commencing on March 21, 2024. Interest shall be calculated on the basis on a 360-day year and actual days elapsed. The First Promissory Note principal and accrued interest are now past due.

The Second Promissory Note accrues interest on the principal outstanding from time to time at a rate per annum equal to term SOFR for the interest period commencing on March 21, 2024. Interest shall be calculated on the basis on a 360-day year and actual days elapsed. The Second Promissory Note principal and accrued interest are due and payable as follows:

(i) USD$165,000 plus any accrued but unpaid interest shall be paid on June 21, 2025;

(ii) USD$165,000 plus any accrued but unpaid interest shall be paid on September 21, 2025;

(iii) Remaining balance plus any accrued but unpaid interest shall be paid on December 21, 2025.

As of June 30, 2025, USD 615,000 is due and remaining USD 335,000 is due within 6 months, and disclosed as current liabilities.

Accrued interest on the First Promissory Note and the Second Promissory Note was AUD$49,928 as of June 30, 2025. Accrued interest on the First Promissory Note and the Second Promissory Note was AUD$24,964 as of June 30, 2024.

Amounts payable, related party transactions		$ 6,568,629	$ 589,166	$ 4,936,423
Energreen Nutrition Australia Pty Ltd., [member]
IfrsStatementLineItems [Line Items]
Purchases of seed for related party		14,376,490
Purchases of oil for related party		761,925
Sales of meals for related party		5,818,454
Other sales for related party		217,909
Management fee		357,000
Lease for related party		21,351
Amounts payable, related party transactions			12,651,382	13,942,332
Amounts receivable, related party transactions			4,838,204	1,693,451
[custom:RelatedPartyManagementFee-0]			312,000	312,000
Soon Soon Oilmills Sdn Bhd [member]
IfrsStatementLineItems [Line Items]
Purchases of seed for related party	[1]
Purchases of oil for related party	[1]	699,200
Sales of meals for related party	[1]
Other sales for related party	[1]
Management fee	[1]
Lease for related party	[1]
Amounts payable, related party transactions	[1]
Amounts receivable, related party transactions	[1]		2,234
[custom:RelatedPartyManagementFee-0]	[1]
Sunmania Pty Ltd [member]
IfrsStatementLineItems [Line Items]
Purchases of seed for related party
Purchases of oil for related party
Sales of meals for related party
Other sales for related party		32,868
Management fee
Lease for related party		$ 77,000
Amounts payable, related party transactions			104,000	104,000
Amounts receivable, related party transactions
[custom:RelatedPartyManagementFee-0]
Good Earths Oils [Member]
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions
Amounts receivable, related party transactions				3,390,714
[custom:RelatedPartyManagementFee-0]

[1]	Gary Seaton has a 20% share of Soon Soon Oilmills Sdn Bhd.